Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,317,481.11

Principal:
Principal Collections	$17,613,580.83
Prepayments in Full	$10,859,401.66
Liquidation Proceeds	$617,537.34
Recoveries	$71,741.81
Sub Total	$29,162,261.64
Collections	$31,479,742.75

Purchase Amounts:
Purchase Amounts Related to Principal	$569,732.71
Purchase Amounts Related to Interest	$3,004.16
Sub Total	$572,736.87

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,052,479.62

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	25
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$32,052,479.62
Servicing Fee	$509,905.09	$509,905.09	$0.00	$0.00	$31,542,574.53
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,542,574.53
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$31,542,574.53
Interest - Class A-3 Notes	$223,515.55	$223,515.55	$0.00	$0.00	$31,319,058.98
Interest - Class A-4 Notes	$150,611.67	$150,611.67	$0.00	$0.00	$31,168,447.31
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,168,447.31
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$31,094,249.98
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,094,249.98
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$31,031,109.98
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,031,109.98
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$30,953,763.48
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,953,763.48
Regular Principal Payment	$28,848,437.71	$28,848,437.71	$0.00	$0.00	$2,105,325.77
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,105,325.77
Residuel Released to Depositor	$0.00	$2,105,325.77	$0.00	$0.00	$0.00
Total		$32,052,479.62

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$28,848,437.71
Total					$28,848,437.71
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$28,848,437.71	$52.66	$223,515.55	$0.41	$29,071,953.26	$53.07
Class A-4 Notes	$0.00	$0.00	$150,611.67	$0.96	$150,611.67	$0.96
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$28,848,437.71	$17.91	$588,811.05	$0.37	$29,437,248.76	$18.28

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$319,307,934.33	0.5828914	$290,459,496.62	0.5302291
Class A-4 Notes	$157,160,000.00	1.0000000	$157,160,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$586,967,934.33	0.3644949	$558,119,496.62	0.3465806

Pool Information
Weighted Average APR	4.316%	4.308%
Weighted Average Remaining Term	37.84	36.96
Number of Receivables Outstanding	37,648	36,806
Pool Balance	$611,886,104.80	$581,713,436.32
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$586,967,934.33	$558,119,496.62
Pool Factor	0.3715096	0.3531901

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$23,593,939.70
Targeted Overcollateralization Amount	$23,593,939.70
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$23,593,939.70

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	25

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		110	$512,415.94
(Recoveries)		103	$71,741.81
Net Losses for Current Collection Period			$440,674.13
Cumulative Net Losses Last Collection Period			$7,239,710.60
Cumulative Net Losses for all Collection Periods			$7,680,384.73

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.86%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.21%	686	$12,838,862.04
61-90 Days Delinquent	0.28%	81	$1,654,094.87
91-120 Days Delinquent	0.07%	20	$409,550.48
Over 120 Days Delinquent	0.18%	54	$1,059,717.81
Total Delinquent Receivables	2.74%	841	$15,962,225.20

Repossession Inventory:
Repossessed in the Current Collection Period		46	$914,774.63
Total Repossessed Inventory		62	$1,419,732.98

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.8409%
Preceding Collection Period			0.6791%
Current Collection Period			0.8861%
Three Month Average			0.8020%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3973%
Preceding Collection Period			0.4197%
Current Collection Period			0.4211%
Three Month Average			0.4127%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer